Commitments	12 Months Ended
Dec. 31, 2018
Disclosure of Commitments [Abstract]
Disclosure of commitments [text block]
(27)	Commitments

•
Bachoco USA, LLC has self-insurance programs for health care costs and workers’ payments. The subsidiary is liable for health care claims up to $6,885 (350 thousand dollars) each year per plan participant and workers’ payments claims up to $19,670 (1,000 thousand dollars) per event. Self-insurance costs are recorded based on the aggregate of the liability for reported claims and an estimated liability for claims incurred but not reported. The provision for this concept is recorded in the accompanying consolidated statement of financial position within current liabilities amounting to $74,766 (3,801 thousand dollars), $98,221 (4,996 thousand dollars) and $75,873 (3,676 thousand dollars) as of December 31, 2018, 2017 and 2016, respectively. Likewise, the consolidated statement of comprehensive income includes expenses relating to self-insurance plans of $139,783, (7,269 thousand dollars), $221,644, (11,721 thousand dollars) and $120,729 (6,463 thousand dollars) for the years ended December 31, 2018, 2017 and 2016, respectively. The Company is required to maintain letters of credit on behalf of the subsidiary of $57,043, (2,900 thousand dollars) during 2018, $57,014, (2,900 thousand dollars) during 2017 and $70,176 and $58,514 (3,400 thousand dollars) as of December 31, 2016, to secure self-insured workers' payments.

•	The Company has entered into grain supply agreements with third parties as part of the regular course of its operations.

•	The Company has entered into certain contracts with suppliers under which advanced payments are rendered in order to assure the supply of materials and services.